Tax Status	12 Months Ended
Dec. 31, 2025
EBP 001 [Member]
EBP, Tax Status [Line Items]
Tax Status
NOTE 6 — TAX STATUS
The IRS has determined and informed the Plan, by a letter dated October 7, 2022, that the Plan is qualified as a tax-exempt plan under the appropriate sections of the IRC. The determination letter covered Plan amendments adopted from December 19, 2013 through December 15, 2021, and the trust agreement with Fidelity adopted on July 19, 2013. The Plan has been amended since the last date that was covered by the determination letter; however, the Plan Administrator believes that the Plan is currently designed and operated in compliance with the applicable requirements of the IRC. Therefore, the Plan is tax-exempt as of the financial statement date and no provision for income taxes has been recorded in the financial statements.